Common Stock And Capital Surplus (Changes In Number Of Issued Shares Of Common Stock) (Detail) (Common Stock [Member])	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Common Stock [Member]
Common Stock and Capital Surplus Disclosure [Line Items]
Balance at beginning of fiscal year	14,158,585,720	14,154,534,220	14,150,894,620
Issuance of new shares of common stock by way of exercise of the stock acquisition rights	5,440,700	4,051,500	3,639,600
Balance at end of fiscal year	14,164,026,420	14,158,585,720	14,154,534,220